Revenue (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) oz	Dec. 31, 2022 USD ($) oz
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue | $	$ 245,130	$ 43,510
Gold ounces sold	58,200	11,400
Silver ounces sold	5,600,000	1,100,000
Customer Concentration Risk | Revenue Benchmark | Customer A
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	51.00%	81.00%
Customer Concentration Risk | Revenue Benchmark | Customer B
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	44.00%	19.00%
Customer Concentration Risk | Revenue Benchmark | Customer C
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	5.00%